Programme Rights - Summary of Programme Rights (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	£ 264		£ 225
Amortisation	(1,123)		(1,118)	£ (621)
Ending balance	272	[1]	264	225
Programme Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	264		225
Additions	771		753
Amortisation	(763)		(714)
Ending balance	£ 272		£ 264	£ 225

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements